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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               AMENDED FORM 24F-2
             ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer

     Rydex ETF Trust
     9601 Blackwell Road, Suite 500
     Rockville, MD 20850

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Rydex S&P Equal Weight ETF

3.   Investment Company Act File Number:  811-21261

     Securities Act File Number:  333-101625

4.   (a)    Last day of fiscal year for which this Form is filed:  10/31/04

     (b) / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

     (c)    / / Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate  sale price of  securities  sold during
            the fiscal year pursuant to section 24(f):                    $  423,777,066

     (ii)   Aggregate   price  of   securities   redeemed  or
            repurchased during the fiscal year:                           $  144,741,249

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
     (iii)  Aggregate   price  of   securities   redeemed  or
            repurchased  during any PRIOR  fiscal year ending
            no earlier  than  October  11, 1995 that were not
            previously  used  to  reduce   registration  fees
            payable to the Commission:                                    $            0

     (iv)   Total  available  redemption  credits  [add items
            5(ii) and 5(iii)]:                                            $  144,741,249

     (v)    Net  sales -- if item 5(i) is  greater  than Item
            5(iv) [subtract Item 5(iv) from Item 5(I)]:                   $  279,035,817

     (vi)   Redemption  credits  available  for use in future
            years -- if Item  5(i) is less  than  Item  5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                         $            0

     (vii)  Multiplier for determining  registration fee (See
            Instruction C.9):                                             x   0.00011770

     (viii) Registration  fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                        =$   32,842.52

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $32,842.52.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                             January 27, 2005
                                             CIK:  0001208211

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     Method of Delivery:

                                             /X/ Wire Transfer
                                             / / Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)*

     /s/ Carl Verboncoeur
     ----------------------------
     Carl Verboncoeur
     President


By:  (Signature and Title)*

     /s/ Nick Bonos
     ----------------------------
     Nick Bonos
     Treasurer


Date:  January 27, 2005

*Please print the name and title of the signing officer below the signature.

**Please note that the fee for this filing was wired on January 27, 2005 and collected with the Form 24f-2 filing on January 28, 2005, accession number
__________________.

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